Average Annual Total Returns (Vanguard California Long-Term Tax-Exempt Fund Retail)	Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays CA Municipal Bond Index Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays CA Municipal Bond Index Vanguard California Long-Term Tax-Exempt Fund Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.80%	11.89%	11.80%	8.41%	9.96%	9.96%
Five Years	6.12%	6.20%	6.12%	5.68%	6.20%	6.20%
Ten Years	4.64%	4.72%	4.63%	4.54%	5.04%	5.04%